Note 3 - Investment Securities Available for Sale (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities Pledged as Collateral	$ 60,300	$ 68,800
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	67
Available-for-sale Securities, Percentage of Portfolio	97.50%
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 0